Shareholder Report	3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		2023 ETF Series Trust
Entity Central Index Key		0001969674
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000244572
Shareholder Report [Line Items]
Fund Name	Eagle Capital Select Equity ETF
Trading Symbol	EAGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of March 22, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section . You can also request this information by contacting us at (833) 782-2211.
Additional Information Phone Number	(833) 782-2211
Additional Information Website	https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eagle Capital Select Equity ETF	$23Footnote Reference1	0.80%
Footnote	Description
Footnote[1]	Based on the period March 22, 2024(commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the Fiscal Year to Date ended June 30, 2024 (noting that the Fund’s commencement of operations date was 3/22/24), the Eagle Capital Select Equity ETF returned 5.23% (based on net asset value), outperforming the 4.56% return of its benchmark.

Narrow market leadership persisted, with the Magnificent 7 (Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia, and Tesla) driving more than 100% of the S&P 500’s return during Q2 2024.

TOP PERFORMANCE CONTRIBUTORS

Industrials | A top contributor for the quarter was GE Vernova, an industrial power company that spun out of GE. The company supplies roughly one-third of the world’s electricity through its installed base of gas and wind turbines.

Healthcare | Humana, one of our managed care companies with significant exposure to the senior market, contributed positively to performance after a challenging start to the year for the sector.

Consumer Discretionary | Our Consumer Discretionary holdings, particularly our position in Amazon, also contributed to positive relative performance.

TOP PERFORMANCE DETRACTORS

Technology | While Eagle’s Technology positions, and particularly Taiwan Semiconductor, had solid performance during the period, our overall performance in the sector lagged the benchmark as we didn’t hold NVIDIA and Apple – two companies that we view as expensive.

Energy | Our exposure to the Energy sector detracted from performance, driven primarily by ConocoPhillips. The company’s announced acquisition of Marathon Oil, which was negatively received by investors, along with weaker gas prices challenged the stock.

Financial Services | Aon’s stock faced pressure in the quarter from the departure of CFO, Christa Davies, coupled with short-term noise following the NFP integration.

Line Graph [Table Text Block]
	Eagle Capital Select Equity ETF - NAV	S&P 500 Index
3/22/24	$10,000	$10,000
3/31/24	$10,022	$10,026
4/30/24	$9,830	$9,617
5/31/24	$10,265	$10,094
6/30/24	$10,523	$10,456

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Eagle Capital Select Equity ETF - NAV	5.23%
Eagle Capital Select Equity ETF - Market	5.29%
S&P 500 Index	4.56%

Performance Inception Date	Mar. 22, 2024
AssetsNet	$ 1,986,599,057	$ 1,986,599,057
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 4,146,416
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,986,599,057
Total advisory fees paid	$4,146,416
Total number of portfolio holdings	30
Period portfolio turnover Rate	1%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]
Sectors	% of Net Assets
Communication Services	19.0%
Information Technology	14.1%
Consumer Discretionary	13.3%
Health Care	13.1%
Financials	12.8%
Energy	11.9%
Industrials	10.9%
Materials	1.8%
Money Market Funds	3.1%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

Material Fund Change [Text Block]